UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: Dec. 31,2003
                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                Harrold J. McComas
Address              c/o Foley & Lardner
                     777 East Wisconsin Avenue
                     Milwaukee, Wisconsin 53202

Form 13F File Number:  28-4363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Harrold J. McComas
Title:               n/a
Phone:               (414) 297-5748

Signature, Place, and Date of Signing:

/s/Harrold J. McComas              Milwaukee, Wisconsin            1/26/2004
     [Signature]                       [City, State]                 [Date]
Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number                 Name
     --------------------                 ----
     28-3097                              Bank One Wisconsin Trust Company, N.A.
     28-2903                              Campbell Newman Asset Management, Inc.
     28-1526                              Fiduciary Management, Inc.
     28-6687                              U.S. Bancorp Asset Management, Inc.
     28-0274                              M&I Investment Management Corp.
     28-6695                              Northstar Capital Management, Inc.
     28-0290                              Northern Trust Corporation
     28-2353                              Scudder Kemper Investments
     28-1823                              Stein Roe & Farnham

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
                                                       ------------------
Form 13F Information Table Entry Total:                  24
                                                       ------------------
Form 13F Information Table Value Total:                 $ 73,242
                                                       ------------------
                                                                (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           Form 13F INFORMATION TABLE

--------------------- -------------- ------------ ----------- ------------------------- ----------- --------- ----------------------
      Column 1           Column 2      Column 3     Column 4              Column 5        Column 6   Column 7         COLUMN 8
--------------------- -------------- ------------ ----------- ------------------------- ----------- --------- ----------------------
                                                     Value    Shrs or prn          Put/  Investment    Other      Voting authority
   Name of issuer     Title of class     CUSIP      (x$1000)      amt      SH/PRN  Call  Discretion  Managers
                                                                                                              Sole      Shared  None

BANC ONE CORP         COM            06423A 10 3  1,960,000      43,000      SH             OTHER                       43,000
CITIGROUP, INC.       COM            172967101    2,354,000      48,500      SH             OTHER                       48,500
COCA COLA CO          COM            191216 10 0  3,938,000      77,600      SH             OTHER                       77,600
COLGATE PALMOLIVE CO  COM            194162 10 3  3,864,000      77,200      SH             OTHER                       77,200
FEDERAL NATIONAL
MORTGAGE              COM            313586 10 9  2,402,000      32,000      SH             OTHER                       32,000
GENERAL ELEC CO       COM            369604 10 3  8,101,000     261,500      SH             OTHER                      261,500
GILLETTE CO           COM            365766 10 2  1,359,000      37,000      SH             OTHER                       37,000
J.P.MORGAN CHASE &
CO.                   COM            46625H 10 0  2,670,000      72,680      SH             OTHER                       72,680
JOHNSON & JOHNSON     COM            478160 10 4  5,125,000      99,200      SH             OTHER                       99,200
KIMBERLY CLARK CORP   COM            494368 10 3  2,127,000      36,000      SH             OTHER                       36,000
LOWES COS             COM            548661 10 7  3,351,000      60,500      SH             OTHER                       60,500
MARSHALL & ILSLEY
CORP                  COM            571834 10 0  2,754,000      72,000      SH             OTHER                       72,000
MERCK & CO            COM            589331 10 7  1,155,000      25,000      SH             OTHER                       25,000
NORTHERN TR CORP      COM            665859 10 4  3,795,000      82,000      SH             OTHER                       82,000
PFIZER INC            COM            717081 10 3  5,155,000     145,900      SH             OTHER                      145,900
PROCTER & GAMBLE CO   COM            742718 10 9  5,224,000      52,300      SH             OTHER                       52,300
ROYAL DUTCH PET CO    NEW  YORK
                      1.25 GLDR      780257 80 4    629,000      12,000      SH             OTHER                       12,000
SCHERING PLOUGH CORP  COM            806605 10 1    174,000      10,000      SH             OTHER                       10,000
TECO ENERGY           COM            872 375 10 0   216,000      15,000      SH             OTHER                       15,000
3 M COMPANY           COM            88579Y 10 1  4,881,000      57,400      SH             OTHER                       57,400
TRIBUNE CO.           COM            896047 10 7  1,961,000      38,000      SH             OTHER                       38,000
US BANCORP            COM            902973 30 4  2,442,000      82,000      SH             OTHER                       82,000
UNITED PARCEL
SERVICE               COM            911312 10 6  3,683,000      49,400      SH             OTHER                       49,400
WALGREEN CO.          COM            931422 10 9  3,922,000     107,800      SH             OTHER                      107,800
